Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Aerospace & Defense - 2.2%
L3 Harris Technologies, Inc.	2,625	$ 556,526
Lockheed Martin Corp.	6,980	3,231,391
RTX Corp.	13,683	1,764,423
		5,552,340
Air Freight & Logistics - 1.2%
United Parcel Service, Inc., Class B	26,490	3,025,953
Banks - 5.6%
Bank of America Corp.	36,571	1,693,237
Citizens Financial Group, Inc.	14,546	691,953
East West Bancorp, Inc.	9,878	1,017,138
JPMorgan Chase & Co.	34,185	9,137,650
U.S. Bancorp	35,034	1,673,925
		14,213,903
Beverages - 2.7%
Brown-Forman Corp., Class B	31,822	1,050,444
Coca-Cola Co.	21,819	1,385,070
PepsiCo, Inc.	29,239	4,406,025
		6,841,539
Biotechnology - 2.3%
AbbVie, Inc.	4,056	745,898
Amgen, Inc.	6,459	1,843,528
Biogen, Inc. (A)	10,357	1,490,683
Exelixis, Inc. (A)	12,204	404,563
United Therapeutics Corp. (A)	3,916	1,375,182
		5,859,854
Broadline Retail - 1.0%
Amazon.com, Inc. (A)	10,754	2,556,011
Building Products - 0.8%
A.O. Smith Corp.	5,611	377,620
Allegion PLC	3,126	414,914
Builders FirstSource, Inc. (A)	3,395	567,916
Masco Corp.	6,547	519,046
		1,879,496
Capital Markets - 7.8%
Ameriprise Financial, Inc.	1,423	773,201
Blackrock, Inc.	460	494,730
Blackstone, Inc.	7,841	1,388,719
Cboe Global Markets, Inc.	8,160	1,667,333
Charles Schwab Corp.	28,701	2,374,147
Goldman Sachs Group, Inc.	3,204	2,051,842
Interactive Brokers Group, Inc., Class A	5,857	1,273,546
Moody's Corp.	1,633	815,585
Morgan Stanley	10,886	1,506,949
Morningstar, Inc.	2,068	679,628
Northern Trust Corp.	21,788	2,446,574
SEI Investments Co.	27,320	2,365,366
Tradeweb Markets, Inc., Class A	14,208	1,802,995
		19,640,615
Chemicals - 3.3%
Axalta Coating Systems Ltd. (A)	32,953	1,184,331
CF Industries Holdings, Inc.	5,141	474,052
	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
DuPont de Nemours, Inc.	7,935	$ 609,408
Ecolab, Inc.	8,561	2,141,877
International Flavors & Fragrances, Inc.	7,688	669,548
Linde PLC	3,196	1,425,799
PPG Industries, Inc.	16,404	1,892,693
		8,397,708
Commercial Services & Supplies - 1.3%
Cintas Corp.	4,812	965,143
Waste Management, Inc.	10,207	2,248,194
		3,213,337
Communications Equipment - 2.9%
Arista Networks, Inc. (A)	13,068	1,505,826
Cisco Systems, Inc.	31,087	1,883,872
F5, Inc. (A)	6,520	1,938,135
Motorola Solutions, Inc.	3,943	1,850,253
		7,178,086
Consumer Finance - 1.0%
American Express Co.	4,775	1,515,824
Capital One Financial Corp.	4,925	1,003,272
		2,519,096
Consumer Staples Distribution & Retail - 0.8%
Sysco Corp.	28,049	2,045,333
Containers & Packaging - 0.9%
Avery Dennison Corp.	1,928	358,087
Ball Corp.	11,190	623,283
Smurfit WestRock PLC	7,063	374,975
Sonoco Products Co.	19,603	933,887
		2,290,232
Electric Utilities - 1.0%
Duke Energy Corp.	14,177	1,587,682
OGE Energy Corp.	23,150	977,625
		2,565,307
Electronic Equipment, Instruments & Components - 0.1%
Zebra Technologies Corp., Class A (A)	927	363,328
Entertainment - 1.2%
Electronic Arts, Inc.	7,412	911,009
Netflix, Inc. (A)	799	780,431
Walt Disney Co.	10,897	1,232,015
		2,923,455
Financial Services - 5.9%
Apollo Global Management, Inc.	3,024	517,044
Berkshire Hathaway, Inc., Class B (A)	17,734	8,311,394
Corpay, Inc. (A)	4,376	1,665,024
Jack Henry & Associates, Inc.	9,174	1,597,102
Mastercard, Inc., Class A	1,914	1,063,093
MGIC Investment Corp.	15,839	404,528
PayPal Holdings, Inc. (A)	16,044	1,421,177
		14,979,362
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Food Products - 1.1%
General Mills, Inc.	44,006	$ 2,646,521
Gas Utilities - 0.5%
National Fuel Gas Co.	19,552	1,369,227
Ground Transportation - 1.1%
Union Pacific Corp.	11,058	2,740,062
Health Care Equipment & Supplies - 3.2%
Becton Dickinson & Co.	10,644	2,635,454
Hologic, Inc. (A)	13,269	957,225
ResMed, Inc.	6,116	1,444,477
STERIS PLC	5,955	1,313,971
Stryker Corp.	4,268	1,670,026
		8,021,153
Health Care Providers & Services - 4.8%
Cencora, Inc.	7,469	1,898,694
Cigna Group	8,161	2,401,048
DaVita, Inc. (A)	3,276	577,231
HCA Healthcare, Inc.	5,938	1,959,006
McKesson Corp.	1,250	743,438
Tenet Healthcare Corp. (A)	5,027	708,254
UnitedHealth Group, Inc.	5,920	3,211,541
Universal Health Services, Inc., Class B	3,006	566,811
		12,066,023
Health Care REITs - 1.1%
Omega Healthcare Investors, Inc.	42,669	1,581,313
Welltower, Inc.	8,396	1,145,886
		2,727,199
Hotels, Restaurants & Leisure - 1.2%
Booking Holdings, Inc.	438	2,075,051
Carnival Corp. (A)	36,256	1,003,204
		3,078,255
Household Durables - 0.9%
Leggett & Platt, Inc.	66,033	697,308
Lennar Corp., Class A	5,852	768,017
NVR, Inc. (A)	88	705,424
		2,170,749
Household Products - 2.8%
Colgate-Palmolive Co.	26,857	2,328,502
Kimberly-Clark Corp.	20,094	2,611,617
Procter & Gamble Co.	13,414	2,226,590
		7,166,709
Independent Power & Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	17,668	458,131
Industrial REITs - 0.2%
STAG Industrial, Inc.	13,263	453,329
Insurance - 4.6%
Allstate Corp.	12,067	2,320,846
Arch Capital Group Ltd.	11,327	1,054,204
Cincinnati Financial Corp.	5,320	729,106
Hartford Financial Services Group, Inc.	8,229	917,945
	Shares	Value
COMMON STOCKS (continued)
Insurance (continued)
Old Republic International Corp.	48,717	$ 1,782,068
Prudential Financial, Inc.	20,696	2,499,249
Travelers Cos., Inc.	3,497	857,394
Unum Group	18,200	1,387,750
		11,548,562
Interactive Media & Services - 1.5%
Alphabet, Inc., Class A	9,902	2,020,206
Alphabet, Inc., Class C	2,411	495,701
Meta Platforms, Inc., Class A	1,910	1,316,334
		3,832,241
IT Services - 0.2%
Gartner, Inc. (A)	1,110	602,541
Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.	1,889	1,129,150
Machinery - 3.2%
Caterpillar, Inc.	2,933	1,089,433
Donaldson Co., Inc.	17,423	1,240,343
Esab Corp.	3,856	477,527
Illinois Tool Works, Inc.	10,004	2,592,637
PACCAR, Inc.	19,062	2,113,595
Stanley Black & Decker, Inc.	6,324	556,955
		8,070,490
Media - 1.1%
Comcast Corp., Class A	83,781	2,820,068
Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	21,684	777,372
Nucor Corp.	6,619	850,078
		1,627,450
Multi-Utilities - 1.1%
Dominion Energy, Inc.	19,945	1,108,743
DTE Energy Co.	13,524	1,621,257
		2,730,000
Oil, Gas & Consumable Fuels - 6.8%
Cheniere Energy, Inc.	8,818	1,972,146
Chevron Corp.	29,893	4,459,737
ConocoPhillips	31,285	3,091,896
Devon Energy Corp.	17,891	610,083
Exxon Mobil Corp.	65,808	7,030,269
		17,164,131
Pharmaceuticals - 2.8%
Jazz Pharmaceuticals PLC (A)	6,345	789,128
Johnson & Johnson	34,800	5,294,820
Organon & Co.	22,220	345,743
Zoetis, Inc.	3,145	537,480
		6,967,171
Professional Services - 1.4%
Booz Allen Hamilton Holding Corp.	2,452	316,308
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Leidos Holdings, Inc.	10,216	$ 1,450,978
Robert Half, Inc.	26,572	1,721,600
		3,488,886
Retail REITs - 0.7%
Kimco Realty Corp.	29,155	654,530
Simon Property Group, Inc.	6,745	1,172,685
		1,827,215
Semiconductors & Semiconductor Equipment - 3.8%
Cirrus Logic, Inc. (A)	8,499	853,640
Intel Corp.	28,485	553,463
Lam Research Corp.	8,789	712,348
MKS Instruments, Inc.	3,669	415,624
NVIDIA Corp.	12,652	1,519,126
QUALCOMM, Inc.	26,162	4,524,195
Skyworks Solutions, Inc.	12,125	1,076,215
		9,654,611
Software - 0.4%
Salesforce, Inc.	2,576	880,219
Specialized REITs - 2.8%
American Tower Corp.	13,104	2,423,585
CubeSmart	13,454	561,032
Millrose Properties, Inc., Class A (A)	2,926	32,362
National Storage Affiliates Trust	14,201	527,567
Public Storage	2,781	830,073
VICI Properties, Inc.	89,572	2,666,558
		7,041,177
Specialty Retail - 3.0%
Home Depot, Inc.	8,129	3,348,986
Ross Stores, Inc.	5,063	762,285
TJX Cos., Inc.	27,541	3,436,841
		7,548,112
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	9,995	2,358,820
Dell Technologies, Inc., Class C	11,903	1,233,151
NetApp, Inc.	6,666	813,918
		4,405,889
	Shares	Value
COMMON STOCKS (continued)
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (A)	2,036	$ 361,105
NIKE, Inc., Class B	7,960	612,124
Skechers USA, Inc., Class A (A)	5,301	399,377
		1,372,606
Tobacco - 1.1%
Altria Group, Inc.	54,656	2,854,683
Trading Companies & Distributors - 0.2%
Ferguson Enterprises, Inc.	2,108	381,801
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	11,213	2,612,293
Total Common Stocks (Cost $219,674,419)		247,501,609
EXCHANGE-TRADED FUND - 1.6%
U.S. Equity Fund - 1.6%
iShares Russell 1000 Value ETF	20,289	3,926,733
Total Exchange-Traded Fund (Cost $3,747,222)		3,926,733

	Principal	Value
REPURCHASE AGREEMENT - 0.3%
Fixed Income Clearing Corp., 1.80% (B), dated 01/31/2025, to be repurchased at $750,972 on 02/03/2025. Collateralized by a U.S. Government Obligation, 4.25%, due 11/30/2026, and with a value of $765,958.	$ 750,859	750,859
Total Repurchase Agreement (Cost $750,859)		750,859
Total Investments (Cost $224,172,500)		252,179,201
Net Other Assets (Liabilities) - (0.1)%		(143,098)
Net Assets - 100.0%		$ 252,036,103
INVESTMENT VALUATION:

Valuation Inputs (C)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$247,469,247	$32,362	$—	$247,501,609
Exchange-Traded Fund	3,926,733	—	—	3,926,733
Repurchase Agreement	—	750,859	—	750,859
Total Investments	$251,395,980	$783,221	$—	$252,179,201
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)	Rate disclosed reflects the yield at January 31, 2025.
(C)
There were no transfers in or out of Level 3 during the period ended January 31, 2025. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At January 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at January 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At January 31, 2025
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds